Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	248,349	260,574	235,699
Effect of dilutive securities	0	2,287	0
Weighted average common shares outstanding - diluted	248,349	262,861	235,699